UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

February 28, 2017

MFS® INSTITUTIONAL MONEY MARKET PORTFOLIO

IMM-SEM

MFS® INSTITUTIONAL MONEY MARKET PORTFOLIO

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in November’s U.S. presidential election, most markets have proved resilient. U.S. share prices quickly reversed post-Brexit declines, and indices reached new highs following the November elections. U.S. bond yields rose after Donald Trump’s victory on hopes that his proposed policy mix of lower taxes, increased spending on infrastructure and a lower regulatory burden on businesses will lift both U.S. economic growth and inflation. However, interest rates in most developed markets remain very low, with major central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of still-low inflation. Even after the rise in yields following the election, interest rates remain low by historical standards.

Globally, economic growth has shown signs of recovery of late, led by the United States and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already slow pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, which, depending on the outcome, could further call into question the future direction of the European Union.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 13, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	37.0%
A-1	62.8%
A-2	0.2%
Not Rated	0.0%
Other Assets Less Liabilities (o)	(0.0)%

Maturity breakdown (u)
0 - 7 days	19.6%
8 - 29 days	33.7%
30 - 59 days	33.5%
60 - 89 days	8.8%
90 - 365 days	4.4%
Other Assets Less Liabilities (o)	(0.0)%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(o)	Less than 0.1%.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time Other Assets Less Liabilities may be negative due to timing of cash receipts.

Percentages are based on net assets as of 2/28/17.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2016 through February 28, 2017

As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2016 through February 28, 2017.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 9/01/16	Ending Account Value 2/28/17	Expenses Paid During Period (p) 9/01/16-2/28/17
Actual	0.01%	$1,000.00	$1,002.47	$0.05
Hypothetical (h)	0.01%	$1,000.00	$1,024.74	$0.05

(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS

2/28/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Certificates of Deposit - 11.9%
Issuer	Shares/Par	Value ($)
Major Banks - 7.9%
Bank of Montreal/Chicago Branch, 1.08%, due 4/05/2017	$131,150,000	$131,192,169
Bank of Montreal/Chicago Branch, 1.08%, due 4/07/2017	28,920,000	28,929,663
Canadian Imperial Bank of Commerce/New York Branch, 0.65%, due 3/08/2017	103,414,000	103,414,431
Canadian Imperial Bank of Commerce/New York Branch, 0.69%, due 4/28/2017	53,668,000	53,667,202
Toronto Dominion Holdings (USA), Inc., 0.741%, due 4/18/2017	100,000,000	100,002,153

		$417,205,618
Other Banks & Diversified Financials - 4.0%
Mizuho Corporate Bank (USA)/New York Branch, 0.7%, due 3/09/2017	$57,285,000	$57,285,654
Mizuho Corporate Bank (USA)/New York Branch, 1.05%, due 4/03/2017	92,000,000	92,028,468
Mizuho Corporate Bank (USA)/New York Branch, 0.78%, due 4/17/2017	59,170,000	59,171,716

		$208,485,838
Total Certificates of Deposit (Identified Cost, $625,607,000)		$625,691,456

Commercial Paper (y) - 58.5%
Automotive - 7.9%
American Honda Finance Corp., 0.78%, due 3/08/2017	$25,000,000	$24,996,495
American Honda Finance Corp., 0.75%, due 3/10/2017	40,000,000	39,992,956
American Honda Finance Corp., 0.67%, due 3/14/2017	35,000,000	34,991,303
American Honda Finance Corp., 0.68%, due 3/28/2017	54,440,000	54,412,139
American Honda Finance Corp., 0.911%, due 4/26/2017	55,735,000	55,672,344
Toyota Motor Credit Corp., 0.77%, due 3/06/2017	125,000,000	124,988,688
Toyota Motor Credit Corp., 0.85%, due 4/04/2017	79,100,000	79,042,015

		$414,095,940
Business Services - 0.7%
Cisco Systems, Inc., 0.67%, due 3/29/2017 (t)	$35,000,000	$34,981,420

Computer Software - Systems - 4.7%
Apple, Inc., 0.71%, due 3/24/2017 (t)	$44,700,000	$44,678,872
Apple, Inc., 0.771%, due 4/11/2017 (t)	100,000,000	99,913,900
Apple, Inc., 0.731%, due 4/18/2017 (t)	66,800,000	66,732,444
Microsoft Corp., 0.8%, due 3/28/2017 (t)	36,000,000	35,981,576

		$247,306,792

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) - continued
Conglomerates - 4.0%
Siemens Capital Corp., 0.63%, due 3/10/2017 (t)	$29,970,000	$29,964,647
Siemens Capital Corp., 0.64%, due 3/15/2017 (t)	9,400,000	9,397,466
Siemens Capital Corp., 0.63%, due 3/20/2017 (t)	148,979,000	148,925,118
Siemens Capital Corp., 0.74%, due 3/28/2017 (t)	19,400,000	19,390,071

		$207,677,302
Consumer Products - 6.0%
Colgate-Palmolive Co., 0.56%, due 3/03/2017 (t)	$34,620,000	$34,618,284
Colgate-Palmolive Co., 0.57%, due 3/24/2017 (t)	75,000,000	74,968,850
Procter & Gamble Co., 0.62%, due 3/06/2017 (t)	50,000,000	49,995,009
Procter & Gamble Co., 0.62%, due 3/09/2017 (t)	100,000,000	99,984,925
Procter & Gamble Co., 0.62%, due 3/15/2017 (t)	56,265,000	56,250,699

		$315,817,767
Electrical Equipment - 3.1%
General Electric Co., 0.65%, due 3/16/2017	$25,900,000	$25,893,289
General Electric Co., 0.6%, due 3/21/2017	70,000,000	69,975,663
General Electric Co., 0.6%, due 3/22/2017	68,660,000	68,634,866

		$164,503,818
Energy - Integrated - 3.7%
Chevron Corp., 0.6%, due 3/21/2017 (t)	$40,000,000	$39,987,143
Chevron Corp., 0.656%, due 3/27/2017 (t)	90,000,000	89,961,728
Chevron Corp., 0.64%, due 4/03/2017 (t)	20,878,000	20,866,603
Exxon Mobil Corp., 0.6%, due 3/09/2017	43,830,000	43,824,313

		$194,639,787
Food & Beverages - 9.5%
Coca-Cola Co., 0.78%, due 4/04/2017 (t)	$18,340,000	$18,328,713
Coca-Cola Co., 0.78%, due 4/05/2017 (t)	50,000,000	49,968,300
Coca-Cola Co., 0.932%, due 6/08/2017 (t)	8,000,000	7,982,000
Nestle Capital Corp., 0.71%, due 3/13/2017 (t)	50,000,000	49,989,835
Nestle Capital Corp., 0.72%, due 3/14/2017 (t)	50,000,000	49,988,995
Nestle Capital Corp., 0.72%, due 3/15/2017 (t)	16,472,000	16,468,088
Nestle Capital Corp., 0.716%, due 3/20/2017 (t)	56,014,000	55,995,671
Nestle Capital Corp., 0.65%, due 4/10/2017 (t)	35,420,000	35,393,013
PepsiCo, Inc., 0.62%, due 3/20/2017 (t)	50,000,000	49,982,000
PepsiCo, Inc., 0.652%, due 4/12/2017 (t)	71,850,000	71,792,586
PepsiCo, Inc., 0.661%, due 4/17/2017 (t)	50,000,000	49,954,667
PepsiCo, Inc., 0.661%, due 4/21/2017 (t)	40,230,000	40,189,730

		$496,033,598
Major Banks - 1.4%
Toronto Dominion Holdings (USA), Inc., 0.74%, due 4/18/2017 (t)	$71,339,000	$71,268,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) - continued
Pharmaceuticals - 13.5%
Johnson & Johnson, 0.55%, due 3/01/2017 (t)	$72,380,000	$72,378,808
Johnson & Johnson, 0.547%, due 3/03/2017 (t)	129,501,000	129,494,578
Merck & Co., Inc., 0.56%, due 3/01/2017 (t)	20,000,000	19,999,671
Merck & Co., Inc., 0.57%, due 3/06/2017 (t)	100,000,000	99,990,017
Merck & Co., Inc., 0.58%, due 3/14/2017 (t)	87,350,000	87,329,313
Novartis Finance Corp., 0.7%, due 3/01/2017 (t)	30,000,000	29,999,471
Novartis Finance Corp., 0.68%, due 3/16/2017 (t)	14,480,000	14,475,830
Novartis Finance Corp., 0.69%, due 3/17/2017 (t)	55,000,000	54,983,144
Novartis Finance Corp., 0.69%, due 3/21/2017 (t)	5,600,000	5,597,870
Novartis Finance Corp., 0.7%, due 3/29/2017 (t)	26,735,000	26,720,807
Novartis Finance Corp., 0.711%, due 4/07/2017 (t)	40,000,000	39,971,584
Novartis Finance Corp., 0.711%, due 4/18/2017 (t)	19,795,000	19,776,355
Sanofi, 0.6%, due 3/27/2017 (t)	106,200,000	106,150,059

		$706,867,507
Retailers - 4.0%
Wal-Mart Stores, Inc., 0.575%, due 3/07/2017 (t)	$112,410,000	$112,396,884
Wal-Mart Stores, Inc., 0.59%, due 3/13/2017 (t)	50,000,000	49,989,041
Wal-Mart Stores, Inc., 0.61%, due 3/22/2017 (t)	50,000,000	49,981,025

		$212,366,950
Total Commercial Paper (Identified Cost, $3,065,550,818)		$3,065,559,581

U.S. Government Agencies and Equivalents (y) - 29.4%
Fannie Mae, 0.5%, due 3/22/2017	$8,800,000	$8,797,947
Fannie Mae, 0.51%, due 4/12/2017	45,619,000	45,593,453
Federal Farm Credit Bank, 0.49%, due 4/03/2017	11,237,000	11,232,056
Federal Home Loan Bank, 0.52%, due 3/03/2017	27,773,000	27,772,383
Federal Home Loan Bank, 0.516%, due 3/07/2017	29,302,000	29,300,046
Federal Home Loan Bank, 0.54%, due 4/13/2017	100,000,000	99,942,667
U.S. Treasury Bill, 0.462%, due 3/02/2017	157,950,000	157,948,233
U.S. Treasury Bill, 0.505%, due 3/23/2017	58,662,000	58,647,661
U.S. Treasury Bill, 0.52%, due 4/06/2017	154,000,000	153,933,985
U.S. Treasury Bill, 0.482%, due 4/20/2017	109,701,000	109,626,724
U.S. Treasury Bill, 0.495%, due 4/27/2017	150,000,000	149,885,703
U.S. Treasury Bill, 0.511%, due 5/04/2017	151,000,000	150,869,805
U.S. Treasury Bill, 0.506%, due 5/11/2017	97,381,000	97,284,020
U.S. Treasury Bill, 0.511%, due 5/18/2017	114,730,000	114,605,399
U.S. Treasury Bill, 0.516%, due 5/25/2017	100,000,000	99,880,174
U.S. Treasury Bill, 0.526%, due 6/01/2017	50,000,000	49,933,556
U.S. Treasury Bill, 0.526%, due 6/08/2017	100,000,000	99,863,875
U.S. Treasury Bill, 0.591%, due 7/13/2017	20,535,000	20,491,241
U.S. Treasury Bill, 0.606%, due 7/20/2017	55,114,000	54,985,876
Total U.S. Government Agencies and Equivalents (Identified Cost, $1,540,540,592)		$1,540,594,804

Portfolio of Investments (unaudited) – continued

Repurchase Agreements - 0.2%
Issuer	Shares/Par	Value ($)
Goldman Sachs Repurchase Agreement, 0.52%, dated 2/28/2017, due 3/01/2017, total to be received $12,262,175 (secured by U.S. Treasury obligations valued at $12,507,240 in an individually traded account), at Cost and Value	$12,262,000	$12,262,000
Total Investments (Identified Cost, $5,243,960,410)		$5,244,107,841

Other Assets, Less Liabilities - 0.0%		425,307
Net Assets - 100.0%		$5,244,533,148

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/17 (unaudited)

These statements represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $5,243,960,410)	$5,244,107,841
Cash	282
Interest receivable	534,012
Other assets	18,662
Total assets	$5,244,660,797
Liabilities
Payable to affiliates
Investment adviser	$96
Shareholder servicing costs	334
Accrued expenses and other liabilities	127,219
Total liabilities	$127,649
Net assets	$5,244,533,148
Net assets consist of
Paid-in capital	$5,244,522,636
Unrealized appreciation (depreciation) on investments	147,431
Accumulated net realized gain (loss) on investments	(136,919)
Net assets	$5,244,533,148
Shares of beneficial interest outstanding	5,244,544,994
Net asset value per share (net assets of $5,244,533,148 / 5,244,544,994 shares of beneficial interest outstanding)	$1.0000

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$12,615,612
Expenses
Shareholder servicing costs	$461
Administrative services fee	8,679
Insurance fee	12,679
Custodian fee	113,930
Shareholder communications	2,280
Audit and tax fees	16,279
Legal fees	22,952
Commitment fee	15,663
Miscellaneous	17,262
Total expenses	$210,185
Fees paid indirectly	(1,787)
Net expenses	$208,398
Net investment income	$12,407,214
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$(10,806)
Change in unrealized appreciation (depreciation) on investments	$42,615
Net realized and unrealized gain (loss) on investments	$31,809
Change in net assets from operations	$12,439,023

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/17 (unaudited)	Year ended 8/31/16
From operations
Net investment income	$12,407,214	$12,658,614
Net realized gain (loss) on investments	(10,806)	3,915
Net unrealized gain (loss) on investments	42,615	104,816
Change in net assets from operations	$12,439,023	$12,767,345
Distributions declared to shareholders
From net investment income	$(12,407,214)	$(12,658,614)
Change in net assets from fund share transactions	$622,243,829	$(848,170,413)
Contribution from adviser	$—	$20,272
Total change in net assets	$622,275,638	$(848,041,410)
Net assets
At beginning of period	4,622,257,510	5,470,298,920
At end of period	$5,244,533,148	$4,622,257,510

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/17 (unaudited)		Years ended 8/31
			2016		2015		2014		2013		2012

Net asset value, beginning of period	$1.0000		$1.0000		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.0025		$0.0027		$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.00	(w)
Net realized and unrealized gain (loss) on investments	0.0000	(w)	0.0001		0.00	(w)	0.00	(w)	0.00	(w)	—
Total from investment operations	$0.0025		$0.0028		$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$(0.0025)		$(0.0028)		$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)	$(0.00	)(w)
Contribution from adviser	$—		$(0.0000	)(w)	$—		$—		$—		$—
Net asset value, end of period	$1.0000		$1.0000		$1.00		$1.00		$1.00		$1.00
Total return (%) (r)	0.25	(n)	0.28		0.10		0.09		0.14		0.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.01	(a)	0.01		0.01		0.01		0.01		0.01
Expenses after expense reductions (f)	0.01	(a)	0.01		0.01		0.01		0.01		0.01
Net investment income	0.50	(a)	0.27		0.10		0.09		0.13		0.11
Net assets at end of period (000 omitted)	$5,244,533		$4,622,258		$5,470,299		$5,284,981		$4,629,640		$3,188,972

Effective August 1, 2016, the fund no longer seeks to maintain a stable share price. The value of the fund’s shares are calculated to four decimal places and will vary reflecting the value of the fund’s investments.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(w)	Per share amount was less than $0.0001 or prior to 2016 $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Institutional Money Market Portfolio (the fund) is a diversified series of MFS Series Trust XIV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to its money market fund regulations. Under the amendments, the fund is considered an “institutional money market fund” and is required to value its portfolio securities at market value and sell and redeem shares based on a floating net asset value. The fund also has the ability to impose a liquidity fee or temporarily suspend redemptions. Effective August 1, 2016, the fund no longer seeks to maintain a stable share price. The value of the fund’s shares are calculated to four decimal places and will vary reflecting the value of the fund’s investments.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between

Notes to Financial Statements (unaudited) – continued

the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments. These investments are generally valued at fair value based on information from third-party pricing services.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$5,244,107,841	$—	$5,244,107,841

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and

Notes to Financial Statements (unaudited) – continued

net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At period end, the fund had investments in repurchase agreements with a gross value of $12,262,000 included in “Investments” in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended February 28, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income, expenses, or distributions for financial statement and tax purposes.

During the period ended February 28, 2017, there were no significant adjustments due to differences between book and tax accounting.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

8/31/16
Ordinary income (including any short-term capital gains)	$12,658,614

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/17
Cost of investments	$5,243,960,410
Gross appreciation	196,046
Gross depreciation	(48,615)
Net unrealized appreciation (depreciation)	147,431

As of 8/31/16
Capital loss carryforward	$(126,113)
Net unrealized appreciation (depreciation)	104,816

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after August 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of August 31, 2016, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

8/31/17	$(126,113)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended February 28, 2017, these costs amounted to $461. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500. The administrative

Notes to Financial Statements (unaudited) – continued

services fee incurred for the six months ended February 28, 2017 was equivalent to an annual effective rate of 0.0003% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2017, the fee paid by the fund under this agreement was $4,625 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

In conjunction with the fund’s transition on August 1, 2016 from a stable net asset value to a floating net asset value, MFS made a one-time voluntary contribution (“top-up”) of $20,272 to the fund to cover the aggregate difference between the $1.00 stable net asset value per share and the new four-decimal market price per share.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/17		Year ended 8/31/16
	Shares	Amount	Shares	Amount
Shares Sold	21,572,337,252	$21,572,287,252	37,511,436,421	$37,511,436,421
Shares issued to shareholders in reinvestment of distributions	12,407,156	12,407,156	12,656,375	12,656,375
Shares reacquired	(20,962,458,062)	(20,962,450,579)	(38,372,263,209)	(38,372,263,209)
Net change	622,286,346	$622,243,829	(848,170,413)	$(848,170,413)

The fund is solely invested in by other MFS funds for the purpose of investing excess cash balances on a short-term basis. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Emerging Markets Debt Fund, the MFS International Value Fund, the MFS Value Fund, and the MFS Growth Fund were the owners of record of approximately 15%, 13%, 11%, and 8%, respectively, of the value of outstanding voting shares of the fund. No other MFS fund owned more than 5% of the value of outstanding voting shares of the fund.

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended February 28, 2017, the fund’s commitment fee and interest expense were $15,663 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

Effective January 1, 2017, the Code of Ethics (the “Code”) was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the amended Code effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIV

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President
(Principal Executive Officer)
Date: April 13, 2017
By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: April 13, 2017

*	Print name and title of each signing officer under his or her signature.